Condensed Consolidated Statement of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Loss	$ (7,565,685)	$ (4,287,757)	$ (14,591,223)	$ (5,058,434)	$ (27,545,255)
Other Comprehensive Loss:
Foreign currency translation adjustment			(21,699)		(23,383)
Total Comprehensive Loss	$ (7,565,685)	$ (4,287,757)	$ (14,612,922)	$ (5,058,434)	$ (27,568,638)